PENSION AND OTHER POSTRETIREMENT BENEFITS - Assumptions Used to Determine Projected Benefits and Periodic Costs (Details)	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Pension
Obligation assumptions as of:
Discount rate	4.05%	3.76%
Rate of future compensation increase	2.76%	2.76%
Cost assumptions for fiscal years:
Discount rate to determine service cost	3.48%	3.80%
Discount rate to determine interest cost	3.28%	2.94%
Expected return on plan assets	7.66%	7.65%
Rate of future compensation increase	2.76%	2.75%
Other Benefits
Obligation assumptions as of:
Discount rate	3.99%	3.63%
Cost assumptions for fiscal years:
Discount rate to determine service cost	3.62%	3.52%
Discount rate to determine interest cost	3.04%	2.60%